Consolidated Statements of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 66,080	$ 66,031	$ 67,356
Interest and dividends on securities:
Taxable securities	5,253	5,437	7,927
Exempt from Federal income taxes	464	420	453
Interest on loans held for sale	307	237	237
Interest on Federal funds sold	129	97	78
Interest and dividends on restricted equity securities	128	128	129
Total interest income	72,361	72,350	76,180
Interest expense:
Interest on negotiable order of withdrawal accounts	1,942	2,176	2,554
Interest on money market accounts and other savings accounts	2,705	2,966	3,167
Interest on certificates of deposit and individual retirement accounts	9,403	12,693	18,256
Interest on securities sold under repurchase agreements	56	53	70
Interest on Federal funds purchased	1	2	5
Total interest expense	14,107	17,890	24,052
Net interest income before provision for loan losses	58,254	54,460	52,128
Provision for loan losses	(9,528)	(8,678)	(14,834)
Net interest income after provision for loan losses	48,726	45,782	37,294
Non-interest income	16,035	14,476	14,266
Non-interest expense	(45,098)	(43,663)	(36,705)
Earnings before income taxes	19,663	16,595	14,855
Income taxes	7,515	6,545	5,828
Net earnings	$ 12,148	$ 10,050	$ 9,027
Basic earnings per common share	$ 1.65	$ 1.38	$ 1.25
Diluted earnings per common share	$ 1.65	$ 1.38	$ 1.25
Weighted average common shares outstanding:
Basic	7,360,485	7,280,907	7,198,711
Diluted	7,365,648	7,288,122	7,206,964